Accounts Payable And Accrued Liabilities	12 Months Ended
Aug. 31, 2020
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable And Accrued Liabilities
11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2020	2019
	$	$
Trade	82	114
Program rights	4	5
Accrued liabilities	541	482
Accrued network fees	129	155
Interest and dividends	217	244
Related parties (note 29)	26	15
	999	1,015